Intangible Assets - Additional Information (Detail) - Product development cost [member]	12 Months Ended
Mar. 31, 2022
Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	24 months
Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	120 months